March 5, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attention: Filing – Rule 497(j)

Re: Dreyfus Worldwide Dollar Money Market Fund, Inc.
CIK No. 846421
1940 Act File No. 811-5717

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 28 to the Registration Statement,
electronically filed with the Securities and Exchange Commission on February 27, 2008.

Please address any comments or questions to the undersigned at (212) 922-6832.

Very truly yours,

Florence Bryan
Senior Paralegal